Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net
15)	PROPERTY, MACHINERY AND EQUIPMENT, NET AND ASSETS FOR THE RIGHT-OF-USE, NET
As of December 31, 2023 and 2022, property, machinery and equipment, net and assets for the right-of-use,
net were summarized as follows:

		2023	2022
Property, machinery and equipment, net	$	11,272	10,156
Assets for the right-of-use, net		1,194	1,128

	$	12,466	11,284

15.1)	PROPERTY, MACHINERY AND EQUIPMENT, NET
As of December 31, 2023, the average useful lives by category of fixed assets, which are reviewed at
each reporting date, were as follows:

Years
Administrative buildings	30
Industrial buildings	25
Machinery and equipment in plant	16
Ready-mix trucks and motor vehicles	11
Office equipment and other assets	7

As of December 31, 2023, to the best of its knowledge, management considers that its commitments and actions in relation to climate change currently do not affect the estimated average useful lives of its property, machinery and equipment described above (note 24.4).
As of December 31, 2023 and 2022, consolidated property, machinery and equipment, net and the changes in this line item during 2023 and 2022, were as follows:

		2023
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 2	Total
Cost at beginning of period	$	4,843	2,342	11,663	1,668	20,516
Accumulated depreciation and depletion		(1,337)	(1,513)	(7,510)	–	(10,360)

Net book value at beginning of period		3,506	829	4,153	1,668	10,156
Capital expenditures		33	86	720	200	1,039
Stripping costs 1		37	–	–	–	37

Total capital expenditures		70	86	720	200	1,076
Disposals 3		(31)	(2)	(75)	–	(108)
Business combinations (note 4.1)		13	4	22	–	39
Depreciation and depletion for the period		(141)	(80)	(653)	–	(874)
Impairment losses (note 7)		(16)	(2)	(18)	–	(36)
Asset retirement obligations (note 18.2)		–	20	44	–	64
Foreign currency translation effects		399	124	369	63	955

Cost at end of period		5,295	2,636	12,702	1,931	22,564
Accumulated depreciation and depletion		(1,495)	(1,657)	(8,140)	–	(11,292)

Net book value at end of period	$	3,800	979	4,562	1,931	11,272

		2022

		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 2	Total

Cost at beginning of period	$	4,801	2,532	11,727	1,262	20,322
Accumulated depreciation and depletion		(1,226)	(1,494)	(7,400)	–	(10,120)

Net book value at beginning of period		3,575	1,038	4,327	1,262	10,202
Capital expenditures		126	52	406	457	1,041
Stripping costs 1		25	–	–	–	25

Total capital expenditures		151	52	406	457	1,066
Disposals 3		(4)	(4)	(22)	–	(30)
Business combinations (note 4.1)		32	1	9	1	43
Depreciation and depletion for the period		(153)	(78)	(493)	–	(724)
Impairment losses (note 7)		(12)	(8)	(55)	(2)	(77)
Asset retirement obligations (note 18.2)		–	5	17	–	22
Foreign currency translation effects		(83)	(177)	(36)	(50)	(346)

Cost at end of period		4,843	2,342	11,663	1,668	20,516
Accumulated depreciation and depletion		(1,337)	(1,513)	(7,510)	–	(10,360)

Net book value at end of period	$	3,506	829	4,153	1,668	10,156

1
All waste removal costs or stripping costs incurred in the operative phase of a surface mine to access the mineral reserves are recognized as part of its carrying amount. The capitalized amounts are further amortized over the expected useful life of exposed ore body based on the units-of-production
method.

2
As of December 31, 2023, the Maceo plant in Colombia with an annual capacity of 1.3 million tons of cement, has not initiated commercial operations mainly as the access road has not been finalized. As of the reporting date, the works related to the access road to the plant reflect significant progress; nonetheless, the beginning of commercial operations is subject also to the successful conclusion of several ongoing processes for the proper operation of the assets and other legal proceedings (note 25.3). As of December 31, 2023, the carrying amount of the plant is for an amount in Colombian Pesos equivalent to $308.

3
In 2023 includes sales of
non-strategic
fixed assets in the United States and France for $23 and $16, respectively, among others. In 2022 includes sales of non-strategic
fixed assets in the United States and the United Kingdom for $5 in each country, among others.

During the years ended December 31, 2023, 2022 and 2021 impairment losses of fixed assets by country are as follows:

		2023	2022	2021

Colombia	$	8	–	10
Caribbean TCL		7	14	–
France		6	–	–
United Kingdom		5	10	5
United States		3	26	18
Spain		2	23	–
Others		5	4	10

	$	36	77	43

In connection with the impairment losses presented in the table above, recognized within the line item of “Other expenses, net” (notes 2.9 and 7), Cemex adjusted the related fixed assets to their estimated value in use in those circumstances in which the assets remained in operation based on estimated cash flows during the remaining useful life, or to their realizable value, in the case of idle assets.
Cemex’s recognized impairment losses of fixed assets in 2023 relate mainly to: a) closing and/or reduction of operations resulting from adjusting the supply to current demand conditions; b) a change of operating model of certain assets; and c) some equipment that remained idle for several periods. In 2022 and 2021, those impairment losses were associated mainly with certain negative effects of the
COVID-19
Pandemic in 2020, as a result of which, Cemex closed certain assets that will remain closed for the foreseeable future in relation to the estimated sales volumes and the Company’s ability to supply demand by achieving efficiencies in other operating assets. In addition, during 2023, 2022 and 2021 there were no reversal of impairment charges.

15.2)	ASSETS FOR THE RIGHT-OF-USE, NET

As of December 31, 2023 and 2022, consolidated
asset
s for the
right-of-use,
net and the changes in this caption during 2023 and 2022, were as follows:

		2023

		Land	Buildings	Machinery and equipment	Others	Total

Assets for the right-of-use at beginning of period	$	439	335	1,570	55	2,399
Accumulated depreciation		(142)	(203)	(894)	(32)	(1,271)

Net book value at beginning of period		297	132	676	23	1,128
Additions of new leases		36	9	284	12	341
Cancellations and remeasurements, net		(10)	(4)	(14)	(1)	(29)
Depreciation		(15)	(36)	(141)	(12)	(204)
Foreign currency translation effects		13	21	(68)	(8)	(42)

Assets for the right-of-use at end of period		476	356	1,722	58	2,612
Accumulated depreciation		(155)	(234)	(985)	(44)	(1,418)

Net book value at end of period	$	321	122	737	14	1,194

				2022

		Land	Buildings	Machinery and equipment	Others	Total

Assets for the right-of-use at beginning of period	$	395	401	1,513	21	2,330
Accumulated depreciation		(147)	(205)	(845)	(13)	(1,210)

Net book value at beginning of period		248	196	668	8	1,120
Additions of new leases		45	21	207	23	296
Cancellations and remeasurements, net		(15)	(27)	(82)	(1)	(125)
Depreciation		(1)	(77)	(165)	(15)	(258)
Foreign currency translation effects		20	19	48	8	95

Assets for the right-of-use at end of period		439	335	1,570	55	2,399
Accumulated depreciation		(142)	(203)	(894)	(32)	(1,271)

Net book value at end of period	$	297	132	676	23	1,128

For the years ended December 31, 2023, 2022 and 2021, the combined rental expense related
with short-term leases, leases of
low-value
assets and variable lease payments were $137, $108 and $94, respectively, and were recognized in cost of sales and operating expenses, as applicable. During the reported periods, Cemex did not have any material revenue from sub-leasing
activities.